Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Effective tax rate (as a percent)	40.60%	2.30%	(117.76%)	4.50%	4.40%
Discrete tax expense relating to a change in state apportionment (as a percent)	1.30%		2.84%	4.00%	4.00%
Effective tax rate before discrete tax expense relating to a change in state apportionment (as a percent)	39.30%
Federal income tax	$ 0		$ 4,329
State income tax	0		1,233	723	1,169
Unrecognized tax benefits, uncertain tax positions taken in prior years	973	18	18
Unrecognized tax benefits, interest and penalties accrued	$ 11